SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event - Private Placement [Member] - USD ($)		1 Months Ended
	Jul. 14, 2023	Jul. 31, 2023	Jul. 18, 2023
Subsequent Event [Line Items]
Net proceeds from transaction		$ 3,600,000
Proceeds from Issuance of Warrants		$ 4,200,000
Institutional Investor [Member]
Subsequent Event [Line Items]
Net proceeds from transaction	$ 2,300,000		$ 1,300,000
Sale of stock	117,930		145,000
Purchase price per shares	$ 9		$ 9
Warrants issue to purchase ordinary shares	183,300		21,666
Proceeds from Issuance of Warrants	$ 8,999		$ 8,999
Proceeds from Warrant Exercises	$ 2,700,000		$ 1,500,000
Unregistered warrants issued	301,230		166,666
Exercise price (in Dollars per share)	$ 9		$ 9
Cash placement fee	$ 176,200		$ 97,500
Expenses reimbursement	$ 50,000		$ 30,000
Warrant term	5 years		5 years
Expiration period of warrants from issuance date	The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the Ordinary Shares underlying the warrants.		The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the Ordinary Shares underlying the warrants.